                     Delaware Investments(R)Family of Funds

                      Supplement to the current Prospectus

The following  replaces the second paragraph in the section  entitled  "Frequent
Trading of Fund Shares - Transaction monitoring procedures" in the Prospectus:

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or redeemed  Fund shares and similar restrictions.  The Fund's  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

                Please keep this Supplement for future reference.

This Supplement is dated June 29, 2007.